DWS Treasury Portfolio Annual Fund Operating Expenses - Investment Class Shares [Member] - DWS Treasury Portfolio - Investment Class Shares	Jul. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.58%